                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.):   [  ] is a  restatement.
                                    [  ] adds new holdings
                                         entries.

Institutional Investment Manager Filing this Report:

Name:    New Frontier Capital, L.P.
Address: 919 Third Avenue, 6th Floor
         New York, NY  10022

Form 13F File Number:  28-05537

The Institutional Investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             William L. Musser, Jr.
Title:            General Partner
Phone:            212-207-4707

Signature, Place and Date of Signing:

/s/ William L. Musser, Jr.       New York, NY      February 20, 2001
[signature]                      [city, state]     [date]

Report Type (Check only one.):
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[x]      13F HOLDINGS REPORT.  (Check here if all holdings of this
         reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)




[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     20

Form 13F Information Table Value Total:     $65,524
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE

         Column 1      Column 2           Column 3  Column 4       Column 5           Column 6   Column 7          Column 8
         Name of       Title of                      Value   Shrs or   SH/   Put/    Investment   Other        Voting Authority
          Issuer        class             CUSIP    (x$1000)  prn amt   PRN   Call    Discretion  managers    Sole    Shared   None
Altera Corp              Com            021441100    2388    90745 SH         SOLE                          90745
Anadarko Pete Corp       Com            032511107    5734    80675 SH         SOLE                          80675
Citrix Sys Inc           Com            177376100    4164   185055 SH         SOLE                         185055
Dairy Mart
  Convenience Stores     Com            233860303    1146   327550 SH         SOLE                         327550
Digital Insight Corp     Com            25385P106     710    39295 SH         SOLE                          39295
Digital Lava Inc         Com            253928105    1264   367600 SH         SOLE                         367600
E M C Corp Mass          Com            268648102    9310   140000 SH         SOLE                         140000
Infospace Com Inc        Com            45678T102     510    57670 SH         SOLE                          57670
KLA-Tencor Corp          Com            482480100    3895   115635 SH         SOLE                         115635
Kopin Corp               Com            500600101     638    57670 SH         SOLE                          57670
Luminent Inc             Com            55027R103     754   125340 SH         SOLE                         125340
Micron Technology Inc    Com            595112103    6687   188365 SH         SOLE                         188365
MRV Communications Inc   Com            553477100   12122   906350 SH         SOLE                         906350
Nextel Communications
  Inc                    Cl A           65332V103    4855   196160 SH         SOLE                         196160
Novellus Sys Inc         Com            670008101    2044    56865 SH         SOLE                          56865
Presstek Inc             Com            741113104    6609   629425 SH         SOLE                         629425
Research in Motion Ltd   Com            760975102    1846    23070 SH         SOLE                          23070
Thermo Cardiosystems
  Inc                    Com nonredeem  88355K200     438    50000 SH         SOLE                          50000
Usinternetworking Inc    Com            917311805     288    57670 SH         SOLE                          57670
Winstar Communications
  Inc                    Com            975515107     122    10435 SH         SOLE                          10435